Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]
Policies and Practices Related to the Grant of Equity Awards
Our equity awards, including stock options, are granted in connection with the Company’s yearly compensation cycle and regularly scheduled meetings of the Talent and Compensation Committee. Typically, our practice is to price yearly compensation cycle option award grants on or about March 1 of each year. The Compensation Committee does not grant equity awards in anticipation of the release of material non-public information. Similarly, we do not time the release of material non-public information based on equity award grant dates.

Award Timing Method [Text Block]	Our equity awards, including stock options, are granted in connection with the Company’s yearly compensation cycle and regularly scheduled meetings of the Talent and Compensation Committee. Typically, our practice is to price yearly compensation cycle option award grants on or about March 1 of each year.
Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	true
Award Timing, How MNPI Considered [Text Block]	The Compensation Committee does not grant equity awards in anticipation of the release of material non-public information. Similarly, we do not time the release of material non-public information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value [Flag]	false